Transactions with related parties	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Transactions with related parties	Transactions with related parties
Transactions with related parties are defined and controlled in accordance with the Related-Party Policy approved by Inter’s Board of Directors. The policy defines and ensures transactions involving Inter and its shareholders or direct or indirect related parties. Transactions related to subsidiaries are eliminated in the consolidation process, not affecting the consolidated financial statements. Related-party transactions were undertaken as follows:

	Parent Company (a)		Associates (b)		Key management personnel (c)		Other related parties (d)		Total
	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Assets	3,839	4,397	1,470,694	572,115	16,403	16,063	620,131	1,860,959	2,111,067	2,453,534
Loans and advances to customers	3,839	4,397	—	4	16,403	16,063	620,131	632,408	640,373	652,872
Amounts due from financial institutions	—	—	1,470,694	572,111	—	—	—	1,228,551	1,470,694	1,800,662

Liabilities	(5,261)	(24,736)	(9)	(7)	(22,391)	(15,031)	(250,608)	(154,170)	(278,269)	(162,350)
Liabilities with customers - Demand deposits	—	(1,350)	—	(7)	(406)	(981)	(47,091)	(40,150)	(47,497)	(12,662)
Liabilities with customers - Term deposits	(5,261)	(23,386)	(9)	—	(21,985)	(14,050)	(203,517)	(114,020)	(230,772)	(149,688)

	Parent Company (a)			Associates (b)			Key management personnel (c)			Other related parties (d)			Total
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
Profit/ (loss)	(1,844)	(444)	(14)	3,436	(145)	(26)	(932)	2,065	(215)	(2,247)	60,155	223	(1,587)	61,631	(32)
Interest income	—	—	—	3,436	—	—	1,373	1,416	—	10,893	61,801	—	15,702	63,217	—
Interest expenses	(1,843)	(408)	(14)	—	(145)	(26)	(2,282)	(298)	(215)	(11,237)	(9,246)	(514)	(15,362)	(10,097)	(769)
Other administrative expenses	(1)	(36)	—	—	—	—	(23)	947	—	(1,903)	7,600	737	(1,927)	8,511	737

(a)    Inter & Co is directly controlled by Costellis International Limited, SBLA Holdings and Hottaire;
(b)    Entities with significant influence by Inter & Co;
(c)    Directors and members of the Board of Directors and Supervisory Board of Inter & Co; and
(d)    Any immediate family members of key management personnel or companies controlled by them, including: companies which are controlled by immediate family members of the controlling shareholder of Inter & Co; companies over which the controlling shareholder or his/hers immediate family members have significant influence; other investors that have significant influence over Inter & Co and their close family members.
Remuneration of key management personnel
The global compensation of management personnel for 2023, approved in the Group’s Ordinary General Meeting, was R$ 99,791 (In 2022: R$29,023)